UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06721 _____________________________________________________

BlackRock Insured Municipal 2008 Term Trust Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Insured Municipal 2008 Term Trust Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	September 30, 2004 ____________________________________________

Item 1. Schedule of Investments

The registrant's schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2004

BlackRock Insured Municipal 2008 Term Trust (BRM)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—139.3%
		Alabama—2.1%
AAA	$ 2,410	Auburn Univ., 5.00%, 4/01/09, AMBAC	No Opt. Call	$ 2,640,902
AAA	6,555	Birmingham Jefferson Civic Ctr. Auth., Ser. A, 4.25%, 1/01/09, FSA	No Opt. Call	6,967,179

				9,608,081

		Alaska—0.9%
AAA	4,000	Anchorage, GO, Ser. B, 3.75%, 7/01/09, MBIA	No Opt. Call	4,169,640

		Arizona—2.0%
AAA	4,000	Chandler, GO, Zero Coupon, 7/01/08, FGIC	No Opt. Call	3,621,040
AAA	1,000	Phoenix Str. & Hwy., 4.25%, 7/01/09, FGIC	No Opt. Call	1,067,690
AAA	4,200	Pima Cnty. Str. & Hwy., 4.125%, 7/01/09, FGIC	07/08 @ 101	4,449,354

				9,138,084

		California—2.2%
		California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A,
AAA	5,000	3.125%, 5/01/08, FSA	No Opt. Call	5,133,700
AAA	5,000	3.375%, 5/01/09, MBIA	No Opt. Call	5,148,800

				10,282,500

		Colorado—2.4%
AAA	2,000	E-470 Pub. Hwy. Auth., Ser. B, Zero Coupon, 9/01/11, MBIA	No Opt. Call	1,541,780
AAA	1,000	El Paso Cnty., COP, Detention Fac. Proj., Ser. B, 3.20%, 12/01/08, AMBAC	No Opt. Call	1,028,190
AAA	6,965	Regl. Transp. Dist., COP, Transp. Vehicles Proj., Ser. A, 5.00%, 6/01/08, MBIA	06/07 @ 101	7,542,190
AAA	1,000	Thornton, COP, 3.25%, 12/01/08, AMBAC	No Opt. Call	1,030,150

				11,142,310

		Delaware—0.2%
AAA	650	Delaware River & Bay Auth., 3.25%, 1/01/09, MBIA	No Opt. Call	665,236

		District of Columbia—3.1%
		Dist. of Columbia, GO,
AAA	195	Ser. B, 5.50%, 6/01/09, FSA	ETM	219,547
AAA	2,605	Ser. B, 5.50%, 6/01/09, FSA	No Opt. Call	2,910,280
AAA	10,000	Ser. B-1, 5.50%, 6/01/08, AMBAC	No Opt. Call	11,056,200

				14,186,027

		Florida—4.6%
AAA	2,280	Broward Cnty. Sch. Brd., COP, Ser. B, 4.25%, 7/01/09, FSA	No Opt. Call	2,427,014
AAA	13,890	Florida Dept. of Env. Protection Presvtn., Ser. B, 5.00%, 7/01/09, MBIA	No Opt. Call	15,264,693
AAA	1,300	Palm Beach, Restoration Proj., Ser. A, 5.00%, 1/01/09, FSA	No Opt. Call	1,418,417
AAA	2,080	Tampa Wtr. & Swr., 5.50%, 10/01/08, FSA	No Opt. Call	2,317,162

				21,427,286

		Georgia—5.8%
AAA	5,000	Georgia, GO, Ser. E, 5.25%, 2/01/10	No Opt. Call	5,579,650
AAA	20,000	Monroe Cnty., PCR, Pwr. Co. Plant Vogtle Proj., 4.20%, 1/01/12, AMBAC	No Opt. Call	21,186,600

				26,766,250

		Hawaii—3.7%
		Hawaii, GO, FSA,
AAA	6,510	Ser. CY, 4.00%, 2/01/09	No Opt. Call	6,869,287
AAA	8,045	Ser. CZ, 3.25%, 7/01/09	No Opt. Call	8,226,737
AAA	1,880	Honolulu City and Cnty., Ser. A, 5.00%, 3/01/09, MBIA	No Opt. Call	2,063,450

				17,159,474

		Illinois—16.9%
AAA	14,205	Chicago O’Hare Intl. Arpt., Ser. A, 6.25%, 1/01/08, MBIA	01/05 @ 102	14,633,423
		Chicago Park Dist., Pkg. Rev., GO,
AAA	3,290	Ser. A, 3.00%, 1/01/08, FGIC	No Opt. Call	3,361,426
AAA	1,750	Ser. A, 3.50%, 1/01/09, FGIC	No Opt. Call	1,809,167
AAA	1,000	Ser. C, 3.00%, 1/01/09, AMBAC	No Opt. Call	1,013,880
AAA	2,930	Chicago Proj. & Refunding, Ser. A, 5.00%, 1/01/09, AMBAC	No Opt. Call	3,204,277
AAA	3,105	Chicago Pub. Bldg., Ser. A, Zero Coupon, 1/01/07, MBIA	ETM	2,952,638

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois—16.9% (continued)
			Cook Cnty. High Sch.,
AAA	$ 2,000		Arlington Heights, 4.50%, 12/01/08, FSA	No Opt. Call	$ 2,155,220
AAA	1,175		J. Sterling Morton Twnshp., Zero Coupon, 12/01/09, FGIC	ETM	1,005,729
AAA	4,805		J. Sterling Morton Twnshp., Zero Coupon, 12/01/09, FGIC	No Opt. Call	4,044,657
AAA	8,985		Du Page Cnty. Forest Presvtn. Dist., Zero Coupon, 11/01/08	No Opt. Call	7,954,151
			Illinois, GO, Ser. 1, MBIA,
AAA	6,750		3.50%, 7/01/08	No Opt. Call	7,006,500
AAA	5,000		3.75%, 7/01/09	No Opt. Call	5,221,100
AAA	13,000		Illinois Dev. Fin. Auth., Gas Sply., 3.05%, 2/01/33, AMBAC	No Opt. Call	13,241,800
AAA	1,455		Kane & Du Page Cntys. Sch. Dist., GO, Ser. A, 3.75%, 1/01/09, FSA	No Opt. Call	1,518,700
			Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place
			Expansion Proj., FGIC,
AAA	8,385		Zero Coupon, 6/15/08	ETM	7,618,946
AAA	215		Zero Coupon, 6/15/08	No Opt. Call	193,586
AAA	1,570		Ser. A, Zero Coupon, 6/15/08	ETM	1,426,565

					78,361,765

			Kansas—0.2%
AAA	1,000		Kansas Dev. Fin. Auth., Pub. Wtr. Sply., 4.00%, 4/01/09, AMBAC	No Opt. Call	1,054,230

			Kentucky—0.7%
AAA	3,890		Owensboro Elec. Lt. & Pwr., Ser. B, Zero Coupon, 1/01/09, AMBAC	No Opt. Call	3,420,983

			Louisiana—1.3%
AAA	5,770		Louisiana Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. A, 3.50%, 5/15/09, MBIA	No Opt. Call	5,933,753

			Massachusetts—0.1%
AAA	355		Massachusetts Hsg. Fin. Agcy., Hsg. Projs., Ser. A, 5.95%, 10/01/08, AMBAC	11/04 @ 101	357,169

			Michigan—6.3%
AAA	1,665		Detroit, GO, 3.50%, 4/01/09, MBIA	ETM	1,729,535
AAA	6,315		Detroit City Sch. Dist., GO, Sch. Bldg. & Site Impvt., Ser. A, 4.00%, 5/01/09, FGIC	No Opt. Call	6,669,019
			Lake Orion, Cmnty. Sch. Dist., AMBAC,
AAA	3,290	[3]	6.60%, 5/01/05	N/A	3,417,422
AAA	3,285	[3]	6.70%, 5/01/05	N/A	3,414,100
AAA	3,000		Michigan Trunk Line, Ser. A, 4.125%, 11/01/08, FSA	No Opt. Call	3,180,240
AAA	2,535		Washtenaw Cmnty. Coll., 4.00%, 4/01/09, MBIA	No Opt. Call	2,674,653
AAA	2,695		West Ottawa Pub. Sch. Dist., GO, Ser. B, 3.50%, 5/01/09, FGIC	No Opt. Call	2,788,436
AAA	2,000		Western Twnshps. Util. Auth. Sewage Disp. Sys., 5.00%, 1/01/09, FGIC	No Opt. Call	2,188,060
AAA	2,800		Wyandotte Elec., 6.25%, 10/01/08, MBIA	No Opt. Call	3,007,060

					29,068,525

			Mississippi—0.5%
AAA	2,175		De Soto Cnty. Sch. Dist., GO, 3.25%, 2/01/09, FSA	No Opt. Call	2,224,307

			Nevada—3.0%
AAA	6,270		Clark Cnty. Sch. Dist., Ser. A, 4.00%, 6/01/09, FGIC	No Opt. Call	6,627,578
AAA	2,245		Las Vegas Clark Cnty. Library Dist., 4.75%, 2/01/09, FGIC	No Opt. Call	2,437,284
			Nevada Dept. of Bus. & Ind., Las Vegas Monorail Proj., AMBAC,
AAA	2,085		Zero Coupon, 1/01/09	No Opt. Call	1,807,758
AAA	3,585		Zero Coupon, 1/01/10	No Opt. Call	2,963,182

					13,835,802

			New Jersey—1.2%
			Monmouth Cnty. Impvt. Auth., Gov’t. Loan,
AAA	1,220		3.10%, 4/15/09, AMBAC	No Opt. Call	1,242,265
AAA	1,000		5.00%, 12/01/08, FSA	No Opt. Call	1,097,230
AAA	1,220		New Jersey Econ. Dev. Auth., Econ. Recovery Fund, Ser. A, 4.50%, 3/15/09, MBIA	No Opt. Call	1,313,037
AAA	1,750		New Jersey Transp. Trust Fund Auth., Transp. Sys., Ser. C, 5.25%, 12/15/08, AMBAC	No Opt. Call	1,935,308

					5,587,840

			New Mexico—1.0%
AAA	2,030		Farmington Util. Sys., Ser. A, 3.50%, 5/15/09, FSA	No Opt. Call	2,100,969
AAA	2,600		New Mexico Fin. Auth., Pub. Proj., Ser. A, 3.80%, 6/01/08, MBIA	No Opt. Call	2,722,876

					4,823,845

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New York—14.7%
AAA	$ 2,000		Erie Cnty., Pub. Impvt., Ser. A, 4.50%, 3/15/09, FGIC	No Opt. Call	$ 2,149,900
AAA	15,915		New York, GO, Ser. F, 5.25%, 9/15/09, MBIA	09/08 @ 101	17,485,015
			New York City, GO, MBIA,
AAA	5,000		Ser. E, 6.125%, 8/01/06	No Opt. Call	5,383,950
AAA	15,500		Ser. E, 6.20%, 8/01/07	No Opt. Call	17,182,525
AAA	2,890	[3]	Ser. G, 5.75%, 2/01/2006	N/A	3,085,104
AAA	2,110		Ser. G, 5.75%, 2/01/08	02/06 @ 101.5	2,244,365
AAA	4,250		New York City Hlth. & Hosp. Corp., Hlth. Sys. Svcs., Ser. A, 3.50%, 2/15/09, AMBAC	No Opt. Call	4,388,890
			New York Env. Fac. Corp., PCR, Ser. D,
AAA	7,080	[3]	6.50%, 11/15/04	N/A	7,263,230
AAA	1,030		6.50%, 5/15/07	11/04 @ 102	1,056,172
AAA	80		6.50%, 11/15/07	11/04 @ 102	82,033
			New York Thruway Auth. Svc. Contract Rev., Local Highway and Bridge, Ser. A, MBIA,
AAA	680	[3]	5.40%, 1/01/05	N/A	700,135
AAA	2,715		5.40%, 1/01/09	01/05 @ 102	2,792,703
AAA	4,000		Port Auth. of NY & NJ, Ser. 129, 2.875%, 11/01/08, FSA	No Opt. Call	4,071,360

					67,885,382

			North Carolina—8.3%
AAA	1,000	[3]	Cumberland Cnty., COP, Civic Ctr. Proj., Ser. A, 6.375%, 12/01/04, AMBAC	N/A	1,028,040
			No. Carolina Eastn. Mun. Pwr. Agcy., Sys. Rev., Ser. B,
AAA	13,500		6.125%, 1/01/09, FGIC	No Opt. Call	15,375,015
AAA	5,000		7.00%, 1/01/08, CAPMAC	No Opt. Call	5,705,650
AAA	14,675		7.25%, 1/01/07, CAPMAC	No Opt. Call	16,298,348

					38,407,053

			Ohio—1.2%
AAA	2,410	[3]	Cleveland, GO, 6.40%, 11/15/04, MBIA	N/A	2,471,961
			Ohio Bldg. Auth., Ser. A,
AAA	1,000	[3]	Juvenile Correctional Proj., 6.50%, 10/01/04, AMBAC	N/A	1,020,000
AAA	2,000		Workers Comp. Facs., 5.00%, 4/01/09, FGIC	No Opt. Call	2,194,280

					5,686,241

			Oregon—1.9%
AAA	1,285		Lane Cnty. Sch. Dist., No. 4, 3.00%, 1/01/09, FSA	No Opt. Call	1,305,933
			Oregon Dept. of Admin. Svcs., FSA,
AAA	2,905		COP, 5.00%, 11/01/08	No Opt. Call	3,183,212
AAA	2,255		Lottery Rev., Ser. C, 3.125%, 4/01/09	No Opt. Call	2,301,069
AAA	2,000		Washington & Clackamas Cntys. Sch. Dist., GO, 3.75%, 6/15/08, MBIA	No Opt. Call	2,095,580

					8,885,794

			Pennsylvania—11.7%
AAA	1,460		Bensalem Twp. Sch. Dist., GO, 3.25%, 8/15/09, FGIC	No Opt. Call	1,493,828
AAA	1,500		Bristol Twnshp. Sch. Dist., 4.25%, 2/15/09, FGIC	No Opt. Call	1,598,865
			Dauphin Cnty. Gen. Auth., HAPSCO-Western Pennsylvania Hosp. Proj., MBIA,
AAA	6,910		Ser. A, 6.25%, 7/01/08	11/04 @ 100	6,937,225
AAA	3,530		Ser. B, 6.25%, 7/01/08	ETM	3,828,144
AAA	3,500		Indiana Cnty. Indl. Dev. Auth., PCR, Elec. & Gas Corp., Ser. A, 6.00%, 6/01/06, MBIA	No Opt. Call	3,735,655
AAA	16,250		Lehigh Cnty. Indl. Dev. Auth., PCR, 3.125%, 11/01/08, AMBAC	No Opt. Call	16,633,175
			Pennsylvania Dept. of Gen. Svcs., COP, FSA,
AAA	2,075		4.50%, 5/01/08	No Opt. Call	2,220,354
AAA	2,120		4.50%, 11/01/08	No Opt. Call	2,277,961
AAA	2,165		4.50%, 5/01/09	No Opt. Call	2,332,680
AAA	2,220		4.50%, 11/01/09	No Opt. Call	2,398,843
AAA	3,175		Philadelphia, GO, 4.10%, 9/15/08, FSA	No Opt. Call	3,365,881
AAA	3,125		Pittsburgh Pub. Parking Auth., Parking Rev., 3.25%, 12/01/08, AMBAC	No Opt. Call	3,209,250
AAA	3,955		West Chester Area Sch. Dist., GO, Ser. AA, 3.65%, 1/15/09, MBIA	07/07 @ 100	4,083,735

					54,115,596

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			South Carolina—0.8%
AAA	$ 2,020		Chester Cnty. Sch. Dist., 3.25%, 2/01/09, FSA	No Opt. Call	$ 2,074,116
AAA	1,705		Lexington Cnty. Sch. Dist. 1, COP, 3.50%, 3/01/09, AMBAC	No Opt. Call	1,769,210

					3,843,326

			Tennessee—0.2%
AAA	1,000		Clarksville Wtr., Swr. & Gas Rev., 4.30%, 2/01/09, FSA	No Opt. Call	1,067,370

			Texas—23.2%
AAA	5,380		Austin, GO, Pub. Impvt., 3.50%, 9/01/08, FSA	No Opt. Call	5,585,032
			Austin Util. Sys.,
AAA	11,515		Ser. A, Zero Coupon, 11/15/08, MBIA	No Opt. Call	10,244,205
AAA	5,000		Ser. A, Zero Coupon, 11/15/09, AMBAC	No Opt. Call	4,249,150
AAA	5,000		Ser. A, Zero Coupon, 11/15/09, MBIA	No Opt. Call	4,249,150
AAA	5,000		6.625%, 11/15/08, AMBAC	No Opt. Call	5,756,550
			Coppell Indpt. Sch. Dist., MBIA,
AAA	1,430		6.10%, 8/15/09	ETM	1,641,926
AAA	620		6.10%, 8/15/09	02/05 @ 100	629,579
AAA	2,500		Dallas Wtrwks. & Swr. Sys., 3.50%, 4/01/09, FSA	No Opt. Call	2,579,825
AAA	2,000		Houston, Pub. Impvt., Ser. A-1, 5.00%, 3/01/09, MBIA	No Opt. Call	2,189,060
AAA	4,390		Houston Indpt. Sch. Dist., Zero Coupon, 8/15/09, AMBAC	No Opt. Call	3,767,542
			Lower Colorado River Auth.,
AAA	2,010		3.50%, 5/15/09, MBIA	No Opt. Call	2,075,847
AAA	2,690		5.25%, 5/15/09, FSA	No Opt. Call	2,980,843
AAA	1,650		Lubbock Cnty., 3.50%, 2/15/09, FGIC	No Opt. Call	1,703,245
AAA	1,500		North Texas Tollway Auth., Ser. C, 5.00%, 1/01/09, FSA	No Opt. Call	1,637,895
AAA	6,000		San Antonio Elec. & Gas, Ser. B, Zero Coupon, 2/01/10, FGIC	ETM	4,972,980
AAA	9,050		Tarrant Regl. Wtr. Dist., Impvt., 3.50%, 3/01/09, FSA	No Opt. Call	9,352,632
			Texas Mun. Pwr. Agcy., AMBAC,
AAA	980		Zero Coupon, 9/01/08	ETM	884,244
AAA	14,020		Zero Coupon, 9/01/08	No Opt. Call	12,567,528
AAA	1,045		Zero Coupon, 9/01/09	ETM	904,729
AAA	15,130		Zero Coupon, 9/01/09	No Opt. Call	12,954,155
			Texas Pub. Fin. Auth.,
AAA	2,270		3.50%, 2/01/09, FGIC	No Opt. Call	2,344,479
AAA	3,000		Ser. A, 5.50%, 2/01/09, AMBAC	02/08 @ 101	3,303,600
AAA	5,900		Ser. B, 6.25%, 2/01/09, AMBAC	No Opt. Call	6,738,803
AAA	1,825		Williamson Cnty., GO, Ser. B, 5.00%, 2/15/09, FSA	No Opt. Call	1,995,838
AAA	2,275		Ysleta Indpt. Sch. Dist., GO, Zero Coupon, 8/15/08	No Opt. Call	2,039,515

					107,348,352

			Utah—3.6%
			Intermountain Pwr. Agcy., Sply., Ser. B, MBIA,
AAA	2,215		6.00%, 7/01/07	ETM	2,446,157
AAA	1,285		6.00%, 7/01/07	No Opt. Call	1,411,894
AAA	1,550	[3]	Salt Lake Cnty. Mun. Bldg. Auth., Ser. A, 6.05%, 10/01/04, MBIA	N/A	1,565,500
AAA	10,300	[3]	Utah, GO, Ser. F, 5.00%, 7/01/07	N/A	11,102,061

					16,525,612

			Washington—10.4%
AAA	1,250		Clark Cnty. Pub. Util. Dist., No. 1 Elec. Rev., 5.00%, 1/01/09, MBIA	No Opt. Call	1,364,912
			King Cnty., GO,
AAA	3,060		Pub. Transp. Sales Tax, 3.50%, 12/01/08, FSA	No Opt. Call	3,166,366
AAA	12,850		Ser. D, 5.55%, 12/01/08, MBIA	12/07 @ 102	14,285,987
AAA	5,710		Seattle Impvt. Ltd. Tax, 4.00%, 7/01/08, FSA	No Opt. Call	6,015,828
			Washington Hlth. Care Fac. Auth., Catholic Hlth. Initiatives, Ser. A, MBIA,
AAA	1,010		5.30%, 12/01/08	No Opt. Call	1,112,111
AAA	1,000		5.40%, 12/01/10	06/10 @ 101	1,121,930
AAA	2,045		Washington Motor Vehicle Fuel Tax, GO, 4.00%, 7/01/09, MBIA	No Opt. Call	2,158,027
			Washington Pub. Pwr. Sply.,
AAA	11,000		Ser. A, 5.80%, 7/01/07, FSA	No Opt. Call	12,028,170
AAA	5,550		Nuclear Proj. No. 3, Zero Coupon, 7/01/07, MBIA	No Opt. Call	5,159,724
AAA	2,000		Nuclear Proj. No. 3, Zero Coupon, 7/01/08, MBIA	No Opt. Call	1,790,600

					48,203,655

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			West Virginia—1.4%
AAA	$ 1,550		West Virginia Econ. Dev. Auth., Correctional Juvenile & Pub., Ser. A,
			4.25%, 6/01/08, MBIA	No Opt. Call	$ 1,644,720
			West Virginia Higher Ed. Policy Comm. Rev., Ser. A, MBIA,
AAA	2,455		State College Fac., 5.00%, 4/01/09	No Opt. Call	2,688,029
AAA	2,135		Univ. Facs., 5.00%, 4/01/09	No Opt. Call	2,337,654

					6,670,403

			Wisconsin—3.1%
			Wisconsin, GO,
AAA	7,705		Ser. A, 4.00%, 5/01/09, FGIC	No Opt. Call	8,123,382
AAA	6,080		Ser. C, 4.00%, 5/01/09, MBIA	No Opt. Call	6,410,144

					14,533,526

			Wyoming—0.6%
			Albany Cnty. Impvts. Statutory Trust, COP, MBIA,
AAA	1,270		3.75%, 1/15/09	No Opt. Call	1,324,001
AAA	1,395		3.75%, 7/15/09	No Opt. Call	1,454,636

					2,778,637

			Total Long-Term Investments (cost $604,629,843)		645,164,054

			SHORT-TERM INVESTMENTS—18.0%
			Illinois—1.4%
A1+	6,600	[4]	Joliet Regl. Port Dist., Marine Term. Rev., Exxon Corp., 1.61%, 10/01/04, FRDD	N/A	6,600,000

			Kansas—1.0%
A1+	4,655	[4]	Kansas Dept. Transp. Hwy, Ser. B-1, 1.66%, 10/01/04, FRDD	N/A	4,655,000

			Michigan—0.3%
			Detroit, Sewage Disp. Rev.,
A1+	995	[4]	Ser. A, 1.72%, 10/06/04, MBIA, FRWD	N/A	997,296
A1+	500	[4]	Ser. C-1, 1.72%, 10/07/04, FSA, FRWD	N/A	500,000

					1,497,296

			New York—1.5%
F1+	7,000	[4]	New York City, GO, Ser. H-7, 1.73%, 10/01/04, FRDD	N/A	7,000,000

			North Carolina—2.3%
A1+	10,550	[4]	Mecklenburg Cnty., Ser. C, 1.70%, 10/07/04, FRWD	N/A	10,550,000

			Ohio—2.8%
VMIG1	5,000	[4]	Hamilton Elec. Rev., Ser. B, 1.71%, 10/07/04, FSA, FRWD	N/A	5,000,000
VMIG1	8,105	[4]	Univ. of Akron, 1.71%, 10/07/04, FGIC, FRWD	N/A	8,105,000

					13,105,000

			Pennsylvania—2.3%
			Pennsylvania Higher Edu. Facs. Auth., St. Sys. Higher Edu., Ser. A,
VMIG1	10,370	[4]	1.70%, 10/07/04, MBIA, FRWD	N/A	10,370,000

			Tennessee—2.8%
VMIG1	13,100	[4]	Clarksville Pub. Bldg. Auth., 1.76%, 10/01/04, FRDD	N/A	13,100,000

			Puerto Rico—1.2%
A-1	3,000	[4]	Puerto Rico Gov’t. Dev. Bank, 1.58%, 10/06/04, MBIA, FRWD	N/A	3,000,000
A-1	2,500	[4]	Puerto Rico Hwy. & Transp. Auth., Transp. Rev., Ser. A,
			1.72%, 10/06/04, AMBAC, FRWD	N/A	2,500,000

					5,500,000

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

Shares
(000)	Description	Value

	Money Market Fund—2.4%
11,200	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 11,200,000

	Total Short-Term Investments (cost $83,577,296)	83,577,296

	Total Investments—157.3% (cost $687,207,139)	$ 728,741,350
	Other assets in excess of liabilities—1.2%	5,620,775
	Preferred shares at redemption value, including dividends payable—(58.5)%	(271,076,122)

	Net Assets Applicable to Common Shareholders—100%	$ 463,286,003

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of September 30, 2004.

The value (market value plus accrued interest) of securities that are covered by insurance, which insures the payment of principal and interest, represent approximately 89.9% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FRWD	—	Floating Rate Weekly Demand
CAPMAC	—	Capital Markets Assurance Company	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	PCR		Pollution Control Revenue
FRWD	—	Floating Rate Weekly Demand

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Insured Municipal 2008 Term Trust Inc.
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 23, 2004

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 23, 2004